Consolidated Statements of Shareholders' Equity (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
Share capital, par value per share	0.8	0.8
Share capital, shares authorized	10,000,000	10,000,000
Share capital, shares issued	7,695,917	5,211,247
Share capital, shares outstanding	7,695,917	5,211,247
Subsidiaries [Member]
Share capital, shares issued	2,125	2,125
Share capital, shares outstanding	2,125	2,125
Ordinary Shares [Member]
Share capital, par value per share	0.8	0.8
Share capital, shares authorized	10,000,000	10,000,000
Share capital, shares issued	7,695,917	5,211,247
Share capital, shares outstanding	7,695,917	5,211,247
Ordinary Shares [Member] | Subsidiaries [Member]
Share capital, shares issued	2,125	2,125
Share capital, shares outstanding	2,125	2,125
Deferred Shares [Member]
Share capital, par value per share	0.1	0.1
Share capital, shares authorized	20,230	20,230
Share capital, shares issued	17,030	17,030
Share capital, shares outstanding	17,030	17,030